PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT, NET
Less: Accumulated depreciation	$ (4,597)	$ (3,686)	$ (3,184)
Property, plant and equipment, net	4,780	4,052	3,435
Depreciation expenses	971	884	708
Impairment loss for property, plant and equipment	0	0	0
Furniture, fixture and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	2,921	2,458	2,359
Leasehold improvement
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	$ 6,456	$ 5,280	$ 4,260